Capital Structure, Preferred Stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 10, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	20,000		0
Preferred stock shares outstanding (in shares)	20,000		0
Preferred stock value | $	$ 0		$ 0
Series B Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	20,000		0
Preferred stock shares outstanding (in shares)	20,000		0
Preferred stock value | $		$ 250
Number of votes per share | Vote	25,000
Minimum percentage of votes eligible	49.99%